4301 Wilson Boulevard
Arlington, VA 22203

VIA EDGAR

May 5, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Homestead Funds Trust
File Nos. 333-229995 and 811-23429

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Homestead Funds Trust (the “Fund”) hereby certifies that:

1.

The form of the Fund’s Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in post-effective amendment no. 6 to the Fund’s registration statement on Form N-1A, which is the most recent amendment to the Fund’s registration statement on Form N-1A; and

2.	The text of post-effective amendment no. 6 to the Fund’s registration statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 29, 2022.

If you have any questions regarding this filing, please do not hesitate to contact me at (571) 389-3094.

Very truly yours,

/s/ Jeremy Sperlazza
Jeremy Sperlazza Secretary, Homestead Funds Trust